UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2023

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)
G Class (ACIWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.3)%

Top Five Countries	% of net assets
United States	72.0%
United Kingdom	5.8%
Australia	5.6%
Japan	5.3%
Singapore	3.5%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,065.10	$5.68	1.11%
I Class	$1,000	$1,066.90	$4.66	0.91%
Y Class	$1,000	$1,067.30	$3.90	0.76%
A Class	$1,000	$1,064.30	$6.96	1.36%
C Class	$1,000	$1,059.90	$10.78	2.11%
R Class	$1,000	$1,063.40	$8.24	1.61%
R5 Class	$1,000	$1,066.90	$4.66	0.91%
R6 Class	$1,000	$1,067.30	$3.90	0.76%
G Class	$1,000	$1,071.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,019.29	$5.56	1.11%
I Class	$1,000	$1,020.28	$4.56	0.91%
Y Class	$1,000	$1,021.03	$3.81	0.76%
A Class	$1,000	$1,018.05	$6.81	1.36%
C Class	$1,000	$1,014.33	$10.54	2.11%
R Class	$1,000	$1,016.81	$8.05	1.61%
R5 Class	$1,000	$1,020.28	$4.56	0.91%
R6 Class	$1,000	$1,021.03	$3.81	0.76%
G Class	$1,000	$1,024.75	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 5.6%
Goodman Group	1,576,519	$20,323,900
NEXTDC Ltd.(1)	834,437	6,403,098
Stockland	759,189	2,250,521
Vicinity Ltd.	3,774,478	5,276,605
		34,254,124
Canada — 2.0%
Canadian Apartment Properties REIT	334,486	12,252,677
China — 1.1%
H World Group Ltd., ADR(1)	138,059	6,474,967
Hong Kong — 3.2%
Hang Lung Properties Ltd.	1,609,000	2,941,134
Link REIT	1,590,679	10,404,450
Sands China Ltd.(1)	1,701,200	6,092,708
		19,438,292
Japan — 5.3%
Comforia Residential REIT, Inc.	2,521	6,307,084
GLP J-Reit	6,813	7,784,363
Invincible Investment Corp.	13,528	5,840,815
Japan Hotel REIT Investment Corp.	14,146	7,992,392
Tokyu Fudosan Holdings Corp.	827,200	4,197,870
		32,122,524
Singapore — 3.5%
CapitaLand Ascott Trust	134,682	109,349
Capitaland Investment Ltd.	2,362,300	6,612,606
Keppel DC REIT	5,061,500	8,183,740
Mapletree Logistics Trust	5,035,400	6,589,670
		21,495,365
Spain — 1.1%
Cellnex Telecom SA	165,454	6,966,275
United Kingdom — 5.8%
Big Yellow Group PLC	560,950	8,634,655
Land Securities Group PLC	1,455,713	12,352,932
Segro PLC	1,348,399	14,195,843
		35,183,430
United States — 72.0%
Agree Realty Corp.	84,920	5,773,711
American Homes 4 Rent, Class A	442,099	14,704,213
American Tower Corp.	14,301	2,922,981
AvalonBay Communities, Inc.	162,129	29,243,208
Boston Properties, Inc.	62,101	3,313,709
Brixmor Property Group, Inc.	658,590	14,047,725
Cousins Properties, Inc.	153,527	3,348,424
Digital Realty Trust, Inc.	157,845	15,650,332
Equinix, Inc.	47,807	34,616,092
Essential Properties Realty Trust, Inc.	475,652	11,772,387
Extra Space Storage, Inc.	120,090	18,258,484

	Shares	Value
Gaming & Leisure Properties, Inc.	76,814	$3,994,328
Hilton Worldwide Holdings, Inc.	28,293	4,074,758
Hyatt Hotels Corp., Class A(1)	60,177	6,878,231
IHS Holding Ltd.(1)	471,662	4,551,538
Iron Mountain, Inc.	296,291	16,367,115
Kilroy Realty Corp.	46,675	1,364,777
Kite Realty Group Trust	698,117	14,464,984
NETSTREIT Corp.	197,567	3,599,671
Prologis, Inc.	583,103	73,033,651
Public Storage	82,381	24,288,390
Realty Income Corp.	318,161	19,993,237
Rexford Industrial Realty, Inc.	190,787	10,640,191
Simon Property Group, Inc.	112,728	12,774,337
Sun Communities, Inc.	84,472	11,735,695
Terreno Realty Corp.	76,636	4,720,011
UDR, Inc.	544,671	22,511,252
Ventas, Inc.	240,962	11,578,224
VICI Properties, Inc.	599,343	20,341,701
Welltower, Inc.	245,853	19,476,475
		440,039,832
TOTAL COMMON STOCKS (Cost $558,307,929)		608,227,486
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,958	4,958
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $979,146), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $962,379)		962,002
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $3,462,904), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $3,396,355)		3,395,000
		4,357,002
TOTAL SHORT-TERM INVESTMENTS (Cost $4,361,960)		4,361,960
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $562,669,889)		612,589,446
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,644,309)
TOTAL NET ASSETS — 100.0%		$610,945,137

SECTOR ALLOCATION
(as a % of net assets)
Industrial	22.6%
Retail	16.1%
Residential	15.8%
Data Centers	10.6%
Self Storage	8.4%
Specialty	6.6%
Lodging/Resorts	6.2%
Health Care	5.1%
Diversified	4.7%
Infrastructure REITs	2.3%
Office	1.2%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $562,669,889)	$612,589,446
Foreign currency holdings, at value (cost of $42,674)	42,617
Receivable for investments sold	2,997,993
Receivable for capital shares sold	136,194
Dividends and interest receivable	1,234,865
Securities lending receivable	899
Other assets	455
617,002,469

Liabilities
Payable for investments purchased	5,208,541
Payable for capital shares redeemed	700,540
Accrued management fees	146,848
Distribution and service fees payable	1,403
6,057,332

Net Assets	$610,945,137

Net Assets Consist of:
Capital (par value and paid-in surplus)	$630,534,974
Distributable earnings (loss)	(19,589,837)
$610,945,137

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$79,769,536	6,863,536	$11.62
I Class, $0.01 Par Value	$77,784,972	6,681,205	$11.64
Y Class, $0.01 Par Value	$14,363,448	1,232,806	$11.65
A Class, $0.01 Par Value	$2,339,817	201,825	$11.59
C Class, $0.01 Par Value	$367,081	31,920	$11.50
R Class, $0.01 Par Value	$1,555,820	134,383	$11.58
R5 Class, $0.01 Par Value	$7,010	602	$11.64
R6 Class, $0.01 Par Value	$10,840,836	931,458	$11.64
G Class, $0.01 Par Value	$423,916,617	36,374,486	$11.65
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.30 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $180,901)	$10,303,729
Interest	113,670
Securities lending, net	43,264
10,460,663

Expenses:
Management fees	2,473,590
Distribution and service fees:
A Class	2,867
C Class	2,036
R Class	3,556
Directors' fees and expenses	9,467
Other expenses	10,002
2,501,518
Fees waived(1)	(1,587,975)
913,543

Net investment income (loss)	9,547,120

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(28,549,685)
Foreign currency translation transactions	(37,516)
(28,587,201)

Change in net unrealized appreciation (depreciation) on:
Investments	57,897,218
Translation of assets and liabilities in foreign currencies	27,921
57,925,139

Net realized and unrealized gain (loss)	29,337,938

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,885,058
(1)Amount consists of $4,034, $3,665, $702, $115, $20, $71, $488 and $1,578,880 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R6 Class and G Class, respectively. The waiver amount for R5 Class was less than $0.50.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$9,547,120	$7,183,536
Net realized gain (loss)	(28,587,201)	(37,602,018)
Change in net unrealized appreciation (depreciation)	57,925,139	(136,157,250)
Net increase (decrease) in net assets resulting from operations	38,885,058	(166,575,732)

Distributions to Shareholders
From earnings:
Investor Class	—	(4,740,366)
I Class	—	(7,400,707)
Y Class	(17,812)	(4,550,176)
A Class	—	(319,644)
C Class	—	(73,928)
R Class	—	(135,135)
R5 Class	—	(959)
R6 Class	(12,006)	(1,019,052)
G Class	(3,588,712)	(92)
From tax return of capital:
Investor Class	—	(849,328)
I Class	—	(1,361,716)
Y Class	—	(349,411)
A Class	—	(56,892)
C Class	—	(13,480)
R Class	—	(25,568)
R5 Class	—	(148)
R6 Class	—	(180,579)
G Class	—	(47)
Decrease in net assets from distributions	(3,618,530)	(21,077,228)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,422,554	591,322,167

Net increase (decrease) in net assets	63,689,082	403,669,207

Net Assets
Beginning of period	547,256,055	143,586,848
End of period	$610,945,137	$547,256,055

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 40% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2023, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until February 29, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2023 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.11%	1.10%
I Class	0.91%	0.90%
Y Class	0.76%	0.75%
A Class	1.11%	1.10%
C Class	1.11%	1.10%
R Class	1.11%	1.10%
R5 Class	0.91%	0.90%
R6 Class	0.76%	0.75%
G Class	0.76%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $507,765,160 and $469,966,273, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		140,000,000
Sold	1,568,923	$17,935,773	2,517,080	$34,508,780
Issued in connection with reorganization (Note 9)	—	—	3,555,146	51,514,158
Issued in reinvestment of distributions	—	—	367,648	5,511,559
Redeemed	(1,372,981)	(15,717,550)	(2,161,314)	(27,538,564)
	195,942	2,218,223	4,278,560	63,995,933
I Class/Shares Authorized	80,000,000		30,000,000
Sold	1,967,753	22,669,596	3,940,454	55,632,222
Issued in reinvestment of distributions	—	—	585,436	8,762,423
Redeemed	(882,643)	(10,100,797)	(1,862,260)	(24,059,653)
	1,085,110	12,568,799	2,663,630	40,334,992
Y Class/Shares Authorized	30,000,000		35,000,000
Sold	83,315	955,002	163,152	2,406,747
Issued in reinvestment of distributions	1,586	17,793	322,180	4,880,408
Redeemed	(106,143)	(1,226,756)	(2,151,204)	(32,541,735)
	(21,242)	(253,961)	(1,665,872)	(25,254,580)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	26,380	307,297	85,597	1,237,183
Issued in reinvestment of distributions	—	—	22,459	336,739
Redeemed	(33,902)	(381,128)	(70,134)	(935,603)
	(7,522)	(73,831)	37,922	638,319
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,407	36,625	17,664	265,242
Issued in reinvestment of distributions	—	—	5,612	84,209
Redeemed	(8,840)	(99,308)	(29,345)	(397,028)
	(5,433)	(62,683)	(6,069)	(47,577)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	41,151	471,588	74,063	1,008,795
Issued in reinvestment of distributions	—	—	10,631	159,544
Redeemed	(19,242)	(220,116)	(42,560)	(567,740)
	21,909	251,472	42,134	600,599
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	14	153	—	—
Issued in reinvestment of distributions	—	—	73	1,107
	14	153	73	1,107
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	230,687	2,686,728	543,108	7,853,048
Issued in reinvestment of distributions	1,071	12,006	80,177	1,199,631
Redeemed	(113,647)	(1,311,149)	(139,153)	(1,835,556)
	118,111	1,387,585	484,132	7,217,123
G Class/Shares Authorized	345,000,000		330,000,000
Sold	2,503,133	28,366,706	2,875,751	32,750,903
Issued in connection with reorganization (Note 9)	—	—	33,359,119	483,726,079
Issued in reinvestment of distributions	320,707	3,588,712	9	139
Redeemed	(1,719,487)	(19,568,621)	(964,746)	(12,640,870)
	1,104,353	12,386,797	35,270,133	503,836,251
Net increase (decrease)	2,491,242	$28,422,554	41,104,643	$591,322,167
(1)March 1, 2022 (commencement of sale) through October 31, 2022 for the G Class.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$34,254,124	—
Canada	—	12,252,677	—
Hong Kong	—	19,438,292	—
Japan	—	32,122,524	—
Singapore	—	21,495,365	—
Spain	—	6,966,275	—
United Kingdom	—	35,183,430	—
Other Countries	$446,514,799	—	—
Short-Term Investments	4,958	4,357,002	—
	$446,519,757	$166,069,689	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$584,152,809
Gross tax appreciation of investments	$39,378,947
Gross tax depreciation of investments	(10,942,310)
Net tax appreciation (depreciation) of investments	$28,436,637

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had accumulated short-term capital losses of $(27,284,067), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Global Real Estate Fund, one fund in a series issued by the corporation, were transferred to Global Real Estate Fund in exchange for shares of Global Real Estate Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Global Real Estate Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT Global Real Estate Fund exchanged its shares for shares of Global Real Estate Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Global Real Estate Fund - Investor Class	4,636,730	Global Real Estate Fund - Investor Class	3,555,146
NT Global Real Estate Fund - G Class	43,381,814	Global Real Estate Fund - G Class	33,359,119

The net assets of NT Global Real Estate Fund and Global Real Estate Fund immediately before the reorganization were $535,240,237 and $162,593,507, respectively. NT Global Real Estate Fund's unrealized appreciation of $97,518,000 was combined with that of Global Real Estate Fund. Immediately after the reorganization, the combined net assets were $697,833,744.

Assuming the reorganization had been completed on November 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended October 31, 2022 are as follows:

Net investment income (loss)	$12,005,596
Net realized and unrealized gain (loss)	(164,720,358)
Net increase (decrease) in net assets resulting from operations	$(152,714,762)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Global Real Estate Fund that have been included in the fund’s Statement of Operations since April 22, 2022.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$10.90	0.14	0.58	0.72	—	—	—	—	$11.62	6.51%	1.11%(4)	1.12%(4)	2.39%(4)	2.38%(4)	79%	$79,770
2022	$16.20	0.15	(3.40)	(3.25)	(0.89)	(0.89)	(0.27)	(2.05)	$10.90	(23.17)%	1.11%	1.12%	1.23%	1.22%	143%	$72,710
2021	$11.76	0.28	4.29	4.57	(0.13)	—	—	(0.13)	$16.20	39.15%	1.11%	1.12%	1.89%	1.88%	150%	$38,701
2020	$13.93	0.14	(1.73)	(1.59)	(0.44)	(0.14)	—	(0.58)	$11.76	(11.78)%	1.11%	1.12%	1.23%	1.22%	147%	$19,760
2019	$11.25	0.20	2.90	3.10	(0.42)	—	—	(0.42)	$13.93	28.60%	1.12%	1.12%	1.58%	1.58%	118%	$35,303
2018	$11.80	0.20	(0.35)	(0.15)	(0.40)	—	—	(0.40)	$11.25	(1.39)%	1.11%	1.18%	1.67%	1.60%	169%	$44,274
I Class
2023(3)	$10.91	0.15	0.58	0.73	—	—	—	—	$11.64	6.69%	0.91%(4)	0.92%(4)	2.59%(4)	2.58%(4)	79%	$77,785
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$61,072
2021	$11.77	0.31	4.29	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$47,539
2020	$13.94	0.18	(1.74)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.58)%	0.91%	0.92%	1.43%	1.42%	147%	$24,484
2019	$11.26	0.22	2.91	3.13	(0.45)	—	—	(0.45)	$13.94	28.84%	0.92%	0.92%	1.78%	1.78%	118%	$20,173
2018	$11.81	0.21	(0.33)	(0.12)	(0.43)	—	—	(0.43)	$11.26	(1.18)%	0.91%	0.98%	1.87%	1.80%	169%	$14,216

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$10.93	0.16	0.57	0.73	(0.01)	—	—	(0.01)	$11.65	6.73%	0.76%(4)	0.77%(4)	2.74%(4)	2.73%(4)	79%	$14,363
2022	$16.23	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.93	(22.90)%	0.76%	0.77%	1.58%	1.57%	143%	$13,704
2021	$11.78	0.31	4.31	4.62	(0.17)	—	—	(0.17)	$16.23	39.66%	0.76%	0.77%	2.24%	2.23%	150%	$47,389
2020	$13.95	0.20	(1.74)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.78	(11.44)%	0.76%	0.77%	1.58%	1.57%	147%	$42,044
2019	$11.27	0.24	2.90	3.14	(0.46)	—	—	(0.46)	$13.95	29.01%	0.77%	0.77%	1.93%	1.93%	118%	$16,810
2018	$11.81	0.21	(0.32)	(0.11)	(0.43)	—	—	(0.43)	$11.27	(1.04)%	0.76%	0.83%	2.02%	1.95%	169%	$4,346
A Class
2023(3)	$10.89	0.12	0.58	0.70	—	—	—	—	$11.59	6.43%	1.36%(4)	1.37%(4)	2.14%(4)	2.13%(4)	79%	$2,340
2022	$16.18	0.10	(3.38)	(3.28)	(0.84)	(0.89)	(0.28)	(2.01)	$10.89	(23.41)%	1.36%	1.37%	0.98%	0.97%	143%	$2,280
2021	$11.74	0.25	4.29	4.54	(0.10)	—	—	(0.10)	$16.18	38.86%	1.36%	1.37%	1.64%	1.63%	150%	$2,773
2020	$13.91	0.12	(1.75)	(1.63)	(0.40)	(0.14)	—	(0.54)	$11.74	(12.03)%	1.36%	1.37%	0.98%	0.97%	147%	$1,466
2019	$11.24	0.17	2.90	3.07	(0.40)	—	—	(0.40)	$13.91	28.21%	1.37%	1.37%	1.33%	1.33%	118%	$1,771
2018	$11.79	0.17	(0.35)	(0.18)	(0.37)	—	—	(0.37)	$11.24	(1.64)%	1.36%	1.43%	1.42%	1.35%	169%	$2,002

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$10.84	0.08	0.58	0.66	—	—	—	—	$11.50	5.99%	2.11%(4)	2.12%(4)	1.39%(4)	1.38%(4)	79%	$367
2022	$16.11	—	(3.39)	(3.39)	(0.67)	(0.89)	(0.32)	(1.88)	$10.84	(23.94)%	2.11%	2.12%	0.23%	0.22%	143%	$405
2021	$11.69	0.08	4.34	4.42	—	—	—	—	$16.11	37.81%	2.11%	2.12%	0.89%	0.88%	150%	$699
2020	$13.84	0.02	(1.73)	(1.71)	(0.30)	(0.14)	—	(0.44)	$11.69	(12.63)%	2.11%	2.12%	0.23%	0.22%	147%	$1,080
2019	$11.18	0.07	2.90	2.97	(0.31)	—	—	(0.31)	$13.84	27.28%	2.12%	2.12%	0.58%	0.58%	118%	$2,206
2018	$11.73	0.08	(0.35)	(0.27)	(0.28)	—	—	(0.28)	$11.18	(2.42)%	2.11%	2.18%	0.67%	0.60%	169%	$2,360
R Class
2023(3)	$10.89	0.11	0.58	0.69	—	—	—	—	$11.58	6.34%	1.61%(4)	1.62%(4)	1.89%(4)	1.88%(4)	79%	$1,556
2022	$16.17	0.07	(3.39)	(3.32)	(0.78)	(0.89)	(0.29)	(1.96)	$10.89	(23.61)%	1.61%	1.62%	0.73%	0.72%	143%	$1,225
2021	$11.74	0.22	4.27	4.49	(0.06)	—	—	(0.06)	$16.17	38.51%	1.61%	1.62%	1.39%	1.38%	150%	$1,138
2020	$13.90	0.09	(1.74)	(1.65)	(0.37)	(0.14)	—	(0.51)	$11.74	(12.19)%	1.61%	1.62%	0.73%	0.72%	147%	$437
2019	$11.23	0.13	2.91	3.04	(0.37)	—	—	(0.37)	$13.90	27.90%	1.62%	1.62%	1.08%	1.08%	118%	$341
2018	$11.78	0.14	(0.35)	(0.21)	(0.34)	—	—	(0.34)	$11.23	(1.90)%	1.61%	1.68%	1.17%	1.10%	169%	$150

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$10.91	0.15	0.58	0.73	—	—	—	—	$11.64	6.69%	0.91%(4)	0.92%(4)	2.59%(4)	2.58%(4)	79%	$7
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$6
2021	$11.77	0.29	4.31	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$8
2020	$13.94	0.17	(1.73)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.59)%	0.91%	0.92%	1.43%	1.42%	147%	$6
2019	$11.27	0.22	2.90	3.12	(0.45)	—	—	(0.45)	$13.94	28.73%	0.92%	0.92%	1.78%	1.78%	118%	$7
2018	$11.81	0.22	(0.34)	(0.12)	(0.42)	—	—	(0.42)	$11.27	(1.15)%	0.91%	0.98%	1.87%	1.80%	169%	$5
R6 Class
2023(3)	$10.92	0.16	0.57	0.73	(0.01)	—	—	(0.01)	$11.64	6.73%	0.76%(4)	0.77%(4)	2.74%(4)	2.73%(4)	79%	$10,841
2022	$16.22	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.92	(22.91)%	0.76%	0.77%	1.58%	1.57%	143%	$8,878
2021	$11.77	0.33	4.29	4.62	(0.17)	—	—	(0.17)	$16.22	39.69%	0.76%	0.77%	2.24%	2.23%	150%	$5,339
2020	$13.94	0.19	(1.73)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.77	(11.45)%	0.76%	0.77%	1.58%	1.57%	147%	$2,809
2019	$11.27	0.24	2.89	3.13	(0.46)	—	—	(0.46)	$13.94	28.92%	0.77%	0.77%	1.93%	1.93%	118%	$1,943
2018	$11.82	0.23	(0.33)	(0.10)	(0.45)	—	—	(0.45)	$11.27	(1.02)%	0.76%	0.83%	2.02%	1.95%	169%	$1,401
G Class
2023(3)	$10.97	0.20	0.58	0.78	(0.10)	—	—	(0.10)	$11.65	7.14%	0.01%(4)	0.77%(4)	3.49%(4)	2.73%(4)	79%	$423,917
2022(5)	$14.27	0.19	(2.70)	(2.51)	(0.54)	—	(0.25)	(0.79)	$10.97	(18.96)%	0.01%(4)	0.77%(4)	2.45%(4)	1.69%(4)	143%(6)	$386,976

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)March 1, 2022 (commencement of sale) through October 31, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 2306

Semiannual Report

April 30, 2023

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.2)%

Top Five Sectors	% of net assets
Industrial	16.6%
Retail	16.2%
Residential	15.4%
Infrastructure REITs	14.0%
Data Centers	9.5%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.20	$5.84	1.16%
I Class	$1,000	$1,032.60	$4.84	0.96%
Y Class	$1,000	$1,033.40	$4.08	0.81%
A Class	$1,000	$1,030.40	$7.10	1.41%
C Class	$1,000	$1,026.50	$10.85	2.16%
R Class	$1,000	$1,028.90	$8.35	1.66%
R5 Class	$1,000	$1,032.60	$4.84	0.96%
R6 Class	$1,000	$1,033.40	$4.08	0.81%
Hypothetical
Investor Class	$1,000	$1,019.04	$5.81	1.16%
I Class	$1,000	$1,020.03	$4.81	0.96%
Y Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,017.80	$7.05	1.41%
C Class	$1,000	$1,014.08	$10.79	2.16%
R Class	$1,000	$1,016.56	$8.30	1.66%
R5 Class	$1,000	$1,020.03	$4.81	0.96%
R6 Class	$1,000	$1,020.78	$4.06	0.81%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Data Centers — 9.5%
Digital Realty Trust, Inc.	210,075	$20,828,936
Equinix, Inc.	66,151	47,898,616
		68,727,552
Health Care — 6.0%
Ventas, Inc.	353,238	16,973,086
Welltower, Inc.	333,239	26,399,193
		43,372,279
Industrial — 16.6%
Prologis, Inc.	778,687	97,530,547
Rexford Industrial Realty, Inc.	278,387	15,525,643
Terreno Realty Corp.	119,698	7,372,200
		120,428,390
Infrastructure REITs — 14.0%
American Tower Corp.	385,354	78,762,504
SBA Communications Corp.	87,054	22,711,518
		101,474,022
Lodging/Resorts — 2.5%
Hilton Worldwide Holdings, Inc.	50,226	7,233,548
Hyatt Hotels Corp., Class A(1)	93,840	10,725,912
		17,959,460
Office — 1.3%
Boston Properties, Inc.	93,945	5,012,905
Cousins Properties, Inc.	194,687	4,246,124
		9,259,029
Residential — 15.4%
American Homes 4 Rent, Class A	622,908	20,717,920
AvalonBay Communities, Inc.	233,643	42,142,188
Sun Communities, Inc.	117,631	16,342,475
UDR, Inc.	774,415	32,006,572
		111,209,155
Retail — 16.2%
Agree Realty Corp.	109,501	7,444,973
Brixmor Property Group, Inc.	961,771	20,514,576
Essential Properties Realty Trust, Inc.	713,211	17,651,972
Kite Realty Group Trust	958,177	19,853,428
NETSTREIT Corp.	236,579	4,310,469
Realty Income Corp.	430,510	27,053,248
Simon Property Group, Inc.	160,995	18,243,953
Urban Edge Properties	124,125	1,820,914
		116,893,533
Self Storage — 8.1%
Extra Space Storage, Inc.	169,809	25,817,761
Public Storage	111,998	33,020,370
		58,838,131
Specialty — 8.0%
Gaming & Leisure Properties, Inc.	143,261	7,449,572
Iron Mountain, Inc.	398,826	22,031,148
6

	Shares	Value
VICI Properties, Inc.	841,888	$28,573,679
		58,054,399
Timber REITs — 1.9%
Weyerhaeuser Co.	469,689	14,048,398
TOTAL COMMON STOCKS (Cost $658,613,780)		720,264,348
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,571	6,571
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $1,212,880), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $1,192,111)		1,191,644
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $4,289,121), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $4,206,678)		4,205,000
		5,396,644
TOTAL SHORT-TERM INVESTMENTS (Cost $5,403,215)		5,403,215
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $664,016,995)		725,667,563
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,683,625)
TOTAL NET ASSETS — 100.0%		$723,983,938

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $664,016,995)	$725,667,563
Receivable for investments sold	3,678,778
Receivable for capital shares sold	259,970
Dividends and interest receivable	481,417
730,087,728

Liabilities
Payable for investments purchased	4,706,032
Payable for capital shares redeemed	808,471
Accrued management fees	578,945
Distribution and service fees payable	10,342
6,103,790

Net Assets	$723,983,938

Net Assets Consist of:
Capital (par value and paid-in surplus)	$711,499,474
Distributable earnings (loss)	12,484,464
$723,983,938

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$294,693,307	12,662,252	$23.27
I Class, $0.01 Par Value	$115,155,025	4,928,210	$23.37
Y Class, $0.01 Par Value	$76,387	3,270	$23.36
A Class, $0.01 Par Value	$23,150,659	996,542	$23.23
C Class, $0.01 Par Value	$1,459,593	65,214	$22.38
R Class, $0.01 Par Value	$10,904,689	474,325	$22.99
R5 Class, $0.01 Par Value	$811,287	34,721	$23.37
R6 Class, $0.01 Par Value	$277,732,991	11,890,193	$23.36
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $24.65 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$12,468,413
Interest	108,596
Securities lending, net	1,051
12,578,060

Expenses:
Management fees	3,622,578
Distribution and service fees:
A Class	29,893
C Class	7,684
R Class	26,831
Directors' fees and expenses	11,675
Other expenses	10,031
3,708,692

Net investment income (loss)	8,869,368

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(21,852,960)
Change in net unrealized appreciation (depreciation) on investments	36,612,113

Net realized and unrealized gain (loss)	14,759,153

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,628,521

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$8,869,368	$9,299,098
Net realized gain (loss)	(21,852,960)	71,136,514
Change in net unrealized appreciation (depreciation)	36,612,113	(255,113,213)
Net increase (decrease) in net assets resulting from operations	23,628,521	(174,677,601)

Distributions to Shareholders
From earnings:
Investor Class	(27,339,327)	(48,317,782)
I Class	(11,053,304)	(21,534,813)
Y Class	(22,162)	(50,865)
A Class	(2,152,869)	(4,064,415)
C Class	(137,484)	(251,180)
R Class	(947,044)	(1,396,381)
R5 Class	(70,923)	(114,417)
R6 Class	(24,978,672)	(41,727,671)
Decrease in net assets from distributions	(66,701,785)	(117,457,524)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,134,576	9,144,361

Net increase (decrease) in net assets	(14,938,688)	(282,990,764)

Net Assets
Beginning of period	738,922,626	1,021,913,390
End of period	$723,983,938	$738,922,626

See Notes to Financial Statements.
10

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.15%	1.15%
I Class	0.80% to 0.95%	0.95%
Y Class	0.65% to 0.80%	0.80%
A Class	1.00% to 1.15%	1.15%
C Class	1.00% to 1.15%	1.15%
R Class	1.00% to 1.15%	1.15%
R5 Class	0.80% to 0.95%	0.95%
R6 Class	0.65% to 0.80%	0.80%

13

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $512,162,497 and $538,119,599, respectively.
14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	429,700	$10,578,560	1,360,049	$42,374,044
Issued in reinvestment of distributions	1,156,681	26,516,816	1,482,177	47,090,762
Redeemed	(998,834)	(23,730,607)	(2,890,491)	(85,985,751)
	587,547	13,364,769	(48,265)	3,479,055
I Class/Shares Authorized	55,000,000		60,000,000
Sold	573,849	13,728,918	1,129,510	33,245,242
Issued in reinvestment of distributions	366,322	8,429,964	518,282	16,517,097
Redeemed	(1,425,875)	(34,754,399)	(1,813,949)	(55,818,678)
	(485,704)	(12,595,517)	(166,157)	(6,056,339)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	262	5,930	1,719	56,793
Issued in reinvestment of distributions	489	11,268	818	26,127
Redeemed	(7,373)	(169,779)	(5,470)	(170,574)
	(6,622)	(152,581)	(2,933)	(87,654)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	58,587	1,406,562	242,461	7,322,978
Issued in reinvestment of distributions	89,950	2,059,694	122,715	3,904,611
Redeemed	(131,359)	(3,126,422)	(434,066)	(12,797,187)
	17,178	339,834	(68,890)	(1,569,598)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	680	15,591	15,931	469,964
Issued in reinvestment of distributions	6,221	137,484	8,062	249,368
Redeemed	(8,826)	(203,572)	(27,708)	(788,006)
	(1,925)	(50,497)	(3,715)	(68,674)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	60,473	1,436,512	126,477	3,764,469
Issued in reinvestment of distributions	41,670	944,694	44,233	1,393,064
Redeemed	(41,270)	(956,271)	(122,466)	(3,645,610)
	60,873	1,424,935	48,244	1,511,923
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	2,020	48,261	6,517	183,281
Issued in reinvestment of distributions	3,082	70,923	3,598	114,417
Redeemed	(1,119)	(27,809)	(8,488)	(246,396)
	3,983	91,375	1,627	51,302
R6 Class/Shares Authorized	170,000,000		80,000,000
Sold	1,355,153	32,343,493	3,080,582	91,008,326
Issued in reinvestment of distributions	1,056,747	24,304,479	1,283,865	40,709,087
Redeemed	(1,285,522)	(30,935,714)	(4,042,189)	(119,833,067)
	1,126,378	25,712,258	322,258	11,884,346
Net increase (decrease)	1,301,708	$28,134,576	82,169	$9,144,361

15

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$720,264,348	—	—
Short-Term Investments	6,571	$5,396,644	—
	$720,270,919	$5,396,644	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$699,635,782
Gross tax appreciation of investments	$53,078,153
Gross tax depreciation of investments	(27,046,372)
Net tax appreciation (depreciation) of investments	$26,031,781

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$24.80	0.27	0.46	0.73	(0.24)	(2.02)	—	(2.26)	$23.27	3.12%	1.16%(4)	2.26%(4)	69%	$294,693
2022	$34.39	0.26	(5.90)	(5.64)	(0.56)	(3.39)	—	(3.95)	$24.80	(18.82)%	1.15%	0.86%	127%	$299,405
2021	$24.39	0.33	10.16	10.49	(0.49)	—	—	(0.49)	$34.39	43.35%	1.15%	1.09%	127%	$416,961
2020	$33.09	0.37	(6.53)	(6.16)	(0.38)	(1.95)	(0.21)	(2.54)	$24.39	(19.76)%	1.16%	1.35%	129%	$318,437
2019	$27.08	0.48	7.24	7.72	(0.58)	(1.13)	—	(1.71)	$33.09	30.15%	1.16%	1.66%	93%	$565,826
2018	$28.71	0.51	(0.18)	0.33	(0.71)	(1.25)	—	(1.96)	$27.08	1.11%	1.15%	1.88%	148%	$586,906
I Class
2023(3)	$24.89	0.29	0.48	0.77	(0.27)	(2.02)	—	(2.29)	$23.37	3.26%	0.96%(4)	2.46%(4)	69%	$115,155
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$134,733
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$192,535
2020	$33.18	0.41	(6.52)	(6.11)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$144,369
2019	$27.16	0.54	7.25	7.79	(0.64)	(1.13)	—	(1.77)	$33.18	30.39%	0.96%	1.86%	93%	$160,058
2018	$28.79	0.57	(0.19)	0.38	(0.76)	(1.25)	—	(2.01)	$27.16	1.34%	0.95%	2.08%	148%	$118,458

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$24.88	0.34	0.45	0.79	(0.29)	(2.02)	—	(2.31)	$23.36	3.34%	0.81%(4)	2.61%(4)	69%	$76
2022	$34.50	0.36	(5.93)	(5.57)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$246
2021	$24.46	0.44	10.20	10.64	(0.60)	—	—	(0.60)	$34.50	43.84%	0.80%	1.44%	127%	$442
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.50)%	0.81%	1.70%	129%	$311
2019	$27.15	0.59	7.25	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.59%	0.81%	2.01%	93%	$417
2018	$28.78	0.62	(0.20)	0.42	(0.80)	(1.25)	—	(2.05)	$27.15	1.50%	0.80%	2.23%	148%	$357
A Class
2023(3)	$24.75	0.24	0.47	0.71	(0.21)	(2.02)	—	(2.23)	$23.23	3.04%	1.41%(4)	2.01%(4)	69%	$23,151
2022	$34.34	0.18	(5.90)	(5.72)	(0.48)	(3.39)	—	(3.87)	$24.75	(19.03)%	1.40%	0.61%	127%	$24,243
2021	$24.35	0.26	10.15	10.41	(0.42)	—	—	(0.42)	$34.34	42.98%	1.40%	0.84%	127%	$35,997
2020	$33.04	0.29	(6.51)	(6.22)	(0.34)	(1.95)	(0.18)	(2.47)	$24.35	(19.96)%	1.41%	1.10%	129%	$32,180
2019	$27.05	0.41	7.22	7.63	(0.51)	(1.13)	—	(1.64)	$33.04	29.78%	1.41%	1.41%	93%	$52,719
2018	$28.68	0.45	(0.19)	0.26	(0.64)	(1.25)	—	(1.89)	$27.05	0.86%	1.40%	1.63%	148%	$50,619
C Class
2023(3)	$23.92	0.14	0.47	0.61	(0.13)	(2.02)	—	(2.15)	$22.38	2.65%	2.16%(4)	1.26%(4)	69%	$1,460
2022	$33.30	(0.05)	(5.68)	(5.73)	(0.26)	(3.39)	—	(3.65)	$23.92	(19.65)%	2.15%	(0.14)%	127%	$1,606
2021	$23.62	0.03	9.84	9.87	(0.19)	—	—	(0.19)	$33.30	41.93%	2.15%	0.09%	127%	$2,360
2020	$32.12	0.09	(6.32)	(6.23)	(0.23)	(1.95)	(0.09)	(2.27)	$23.62	(20.56)%	2.16%	0.35%	129%	$2,883
2019	$26.33	0.19	7.02	7.21	(0.29)	(1.13)	—	(1.42)	$32.12	28.84%	2.16%	0.66%	93%	$5,908
2018	$27.99	0.24	(0.19)	0.05	(0.46)	(1.25)	—	(1.71)	$26.33	0.11%	2.15%	0.88%	148%	$6,519

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$24.52	0.21	0.46	0.67	(0.18)	(2.02)	—	(2.20)	$22.99	2.89%	1.66%(4)	1.76%(4)	69%	$10,905
2022	$34.05	0.11	(5.84)	(5.73)	(0.41)	(3.39)	—	(3.80)	$24.52	(19.22)%	1.65%	0.36%	127%	$10,137
2021	$24.15	0.18	10.06	10.24	(0.34)	—	—	(0.34)	$34.05	42.60%	1.65%	0.59%	127%	$12,434
2020	$32.78	0.23	(6.46)	(6.23)	(0.30)	(1.95)	(0.15)	(2.40)	$24.15	(20.16)%	1.66%	0.85%	129%	$8,026
2019	$26.85	0.33	7.17	7.50	(0.44)	(1.13)	—	(1.57)	$32.78	29.49%	1.66%	1.16%	93%	$10,448
2018	$28.48	0.38	(0.19)	0.19	(0.57)	(1.25)	—	(1.82)	$26.85	0.61%	1.65%	1.38%	148%	$7,989
R5 Class
2023(3)	$24.89	0.30	0.47	0.77	(0.27)	(2.02)	—	(2.29)	$23.37	3.26%	0.96%(4)	2.46%(4)	69%	$811
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$765
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$1,004
2020	$33.19	0.41	(6.53)	(6.12)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$784
2019	$27.16	0.53	7.27	7.80	(0.64)	(1.13)	—	(1.77)	$33.19	30.39%	0.96%	1.86%	93%	$7
2018	$28.79	0.56	(0.18)	0.38	(0.76)	(1.25)	—	(2.01)	$27.16	1.31%	0.95%	2.08%	148%	$5
R6 Class
2023(3)	$24.88	0.31	0.48	0.79	(0.29)	(2.02)	—	(2.31)	$23.36	3.34%	0.81%(4)	2.61%(4)	69%	$277,733
2022	$34.49	0.36	(5.92)	(5.56)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$267,788
2021	$24.46	0.43	10.20	10.63	(0.60)	—	—	(0.60)	$34.49	43.84%	0.80%	1.44%	127%	$360,180
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.48)%	0.81%	1.70%	129%	$218,505
2019	$27.15	0.58	7.26	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.60%	0.81%	2.01%	93%	$253,059
2018	$28.78	0.61	(0.19)	0.42	(0.80)	(1.25)	—	(2.05)	$27.15	1.46%	0.80%	2.23%	148%	$208,351

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 2306

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 28, 2023

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 28, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2023